Provisions - Provisions for risks (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Provisions	€ 1,396	€ 0
Provisions for litigation
Disclosure of financial liabilities [line items]
Provisions	1,394	€ 0
Convertible notes to NEGMA
Disclosure of financial liabilities [line items]
Maximum risk	1,394
Provisions for litigation NEGMA
Disclosure of financial liabilities [line items]
Maximum risk	€ 1,394